Weighted Average Assumptions used to Determine Net Periodic Postretirement Benefi Cost (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.60%	5.40%	6.40%
Assumed rate of increase in future compensation levels	4.00%	4.00%	4.00%
Expected long - term rate of return on plan assets	5.30%	5.60%	5.50%
Current healthcare cost trend rate	7.90%	7.80%	7.80%
Ultimate healthcare cost trend rate	4.80%	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	5 years	7 years	7 years